Other liabilities and provisions - Current and Non Current liabilities (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024	Jun. 30, 2024
Other liabilities and provisions
Decrease in other liabilities and provisions		€ 39,954
Percentage of arbitration tribunal awarded	65.00%
Legal proceedings provision
Other liabilities and provisions
cost of sales expenses		€ 17,098
Percentage of arbitration tribunal awarded		30.00%
Increase in existing provisions, other provisions	€ 2,091